LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Summary of Operating Lease Liabilities	Our operating lease liabilities are included in All other current liabilities and All other liabilities in our Combined Statement of Financial Position, as detailed below.

As of December 31,	2023	2022
Current portion of operating lease liability	$193	$175
Noncurrent portion of operating lease liability	525	488
Total operating lease liability	$718	$663

Summary of Operating Lease Expense

Components of Operating Lease Expense

For the years ended December 31,	2023	2022	2021
Long-term (fixed)	$205	$225	$220
Long-term (variable)	49	53	38
Short-term	63	62	97
Total operating lease expense	$317	$340	$355

Summary of Maturity of Operating Lease Liabilities
Maturity of Operating Lease Liabilities

	2024	2025	2026	2027	2028	Thereafter	Total
Undiscounted lease payments	$217	$156	$105	$75	$52	$215	$820
Less: imputed interest							(102)
Total operating lease liability as of December 31, 2023							$718

Summary of Supplemental Information Related to Operating Leases

Supplemental Information Related to Operating Leases

December 31,	2023	2022	2021
Operating cash flows used for operating leases	$214	$229	$261
Right-of-use assets obtained in exchange for new lease liabilities	278	183	251
Weighted-average remaining lease term	7.1 years	6.7 years	6.7 years
Weighted-average discount rate	4.0%	3.5%	3.3%

Summary of Finance Lease Liabilities

As of December 31,	2023	2022
Current portion of finance lease liability	$27	$24
Noncurrent portion of finance lease liability	284	304
Total finance lease liability	$311	$328